Related Parties - Summary of Transactions Between Related Parties (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Interbank investments
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	R$ 2,301	R$ 18,539
Revenue / (expenses)	R$ 84	63	R$ 58
Short-term Interbank investments | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	9.15
Assets / (liabilities)	R$ 2,301	18,539
Revenue / (expenses)	84	63	58
Loan Operations [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	654	727
Revenue / (expenses)	R$ 35	56	6
Loan Operations [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	100% CDI /2.5% to 6%
Assets / (liabilities)	R$ 108	212
Revenue / (expenses)	R$ 4	37	6
Loan Operations [Member] | Dexco S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 1.45%
Assets / (liabilities)	R$ 546	515
Revenue / (expenses)	31	19
Securities and derivative financial instruments - assets and liabilities [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	5,397	1,716
Revenue / (expenses)	R$ 303	6
Securities and derivative financial instruments - assets and liabilities [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 3.5%
Assets / (liabilities)	R$ 514	(112)
Revenue / (expenses)	30	(10)
Securities and derivative financial instruments - assets and liabilities [Member] | Investment funds [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	183	107
Revenue / (expenses)	R$ 34	14
Securities and derivative financial instruments - assets and liabilities [Member] | Itaúsa S.A.[member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 2% to 2.4%
Assets / (liabilities)	R$ 1,200	771
Revenue / (expenses)	R$ 74	1
Securities and derivative financial instruments - assets and liabilities [Member] | Copagaz – Distribuidora de Gás S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 1.7% to 2.95%
Assets / (liabilities)	R$ 1,082	950
Revenue / (expenses)	R$ 71	1
Securities and derivative financial instruments - assets and liabilities [Member] | Aguas do Rio 4 SPE S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 3.5%
Assets / (liabilities)	R$ 1,574
Revenue / (expenses)	R$ 60
Securities and derivative financial instruments - assets and liabilities [Member] | Aegea Saneamento e Participaes S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 1.5% to 2.9%
Assets / (liabilities)	R$ 844
Revenue / (expenses)	34
Deposits [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(2)	(1)	(1)
Deposits [member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(2)	(1)	(1)
Deposits received under securities repurchase agreements [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(443)	(165)
Revenue / (expenses)	R$ (34)	(13)	(14)
Deposits received under securities repurchase agreements [member] | Alpargatas SA [Member]
Disclosure of transactions between related parties [line items]
Annual rate	99% to 101% CDI
Assets / (liabilities)	R$ (22)	(107)
Revenue / (expenses)	R$ (1)	(11)
Deposits received under securities repurchase agreements [member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	75% to 96% CDI
Assets / (liabilities)	R$ (203)	(9)
Revenue / (expenses)	R$ (23)		(12)
Deposits received under securities repurchase agreements [member] | Dexco S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	82% to 99% CDI
Assets / (liabilities)	R$ (15)	(49)
Revenue / (expenses)	R$ (1)	(2)	(2)
Deposits received under securities repurchase agreements [member] | Aguas do Rio 4 SPE S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	99% CDI
Assets / (liabilities)	R$ (32)
Revenue / (expenses)	R$ (3)
Deposits received under securities repurchase agreements [member] | Aegea Saneamento e Participaes S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	97% to 99.3% CDI
Assets / (liabilities)	R$ (158)
Revenue / (expenses)	R$ (5)
Deposits received under securities repurchase agreements [member] | Aguas do Rio 1 SPE S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	99% CDI
Assets / (liabilities)	R$ (13)
Revenue / (expenses)	(1)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(273)	(26)
Revenue / (expenses)	(122)	26	3
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	18	(1)
Revenue / (expenses)	1		5
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Olimpia Promocao e Servicos S.A. [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(5)	(9)
Revenue / (expenses)		(45)	(31)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | ConectCar Solucoes de Mobilidade Eletronica S.A [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(8)	(46)
Revenue / (expenses)	(4)	7	7
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Instituto Unibanco [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)		123
Revenue / (expenses)	3	3
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Fundação Itaú Unibanco – Previdência Complementar [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(78)	(93)
Revenue / (expenses)	37	42	43
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Itaúsa S.A.[member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(10)	1
Revenue / (expenses)	13	12	(28)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | FUNBEP – Fundo de Pensão Multipatrocinado [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(158)	(1)
Revenue / (expenses)	(172)	7	7
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Aguas do Rio 4 SPE S.A. [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(20)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Aguas do Rio 1 SPE S.A. [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(12)
Rent [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(37)	(31)	(39)
Rent [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)			(1)
Rent [Member] | Fundação Itaú Unibanco – Previdência Complementar [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(34)	(28)	(32)
Rent [Member] | FUNBEP – Fundo de Pensão Multipatrocinado [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(3)	(3)	(6)
Donation [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)		(500)
Revenue / (expenses)		(1,002)	(35)
Donation [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)		(2)
Donation [Member] | Fundação Itaú para a Educação e Cultura [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)		(500)
Revenue / (expenses)		(1,000)	(35)
Sponsorship [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	12	12
Revenue / (expenses)	(14)	(16)	(15)
Sponsorship [member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)			(1)
Sponsorship [member] | Associação Cubo Coworking Itaú [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	12	12
Revenue / (expenses)	R$ (14)	R$ (16)	R$ (14)